Business Combination - Asset Acquired Liabilities Assumed in Business Combination (Parenthetical) (Detail) - shares	Aug. 28, 2025	Jul. 01, 2023
eHDFC [Member]
Business Acquisition [Line Items]
Common equity share issued	6,220,792,984	3,110,396,492